Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of components of income tax expense

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income from China operations	2,540,418	3,241,171	3,320,283
Loss from non-China operations	(489,898)	(575,087)	(779,430)

Total income before tax and share of loss of affiliates	2,050,520	2,666,084	2,540,853

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income tax expenses applicable to China and Hong Kong operations
Current tax (Note)	561,001	689,473	780,013
Deferred tax	(103,256)	(87,645)	(153,873)

Total tax expenses	457,745	601,828	626,140

Note: All current tax was related to income tax in PRC and Hong Kong.

Schedule of reconciliation of the income tax expense to income before income tax and share of loss of affiliates

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income before income tax and share of loss of affiliates	2,050,520	2,666,084	2,540,853
Computed income tax expense at PRC EIT tax rate	512,630	666,521	635,213
Effect of non-deductible expenses, including:
—Share-based compensation expenses	75,735	118,913	166,774
—Other non-deductible expenses	4,259	6,408	67,911
Effect of different tax rates of subsidiaries operating in other jurisdiction	392	1,693	8,634
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(144,958)	(280,523)	(329,048)
Effect of non-taxable income	(7,242)	(17,419)	(30,075)
Change in valuation allowance	10,444	105,387	106,731
Others	6,485	848	—

Income tax expenses	457,745	601,828	626,140

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions
	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
The aggregate effect	144,958	280,523	329,048
Per share effect:
Class A and Class B ordinary share:
—basic	1.25	2.42	2.80
—diluted	1.21	2.23	2.62

Schedule of the principal components of deferred tax assets

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	175,676	287,104
Allowance for doubtful accounts	18,017	41,937
Impairment for other investments	9,044	13,980
Inventory write-down	46,488	52,885
Payroll payable and other accruals	21,427	14,963
Deferred revenue	96,454	131,261
Others	2,039	4,043
Less: valuation allowance	(154,330)	(261,061)

Total deferred tax assets-current	214,815	285,112

Deferred tax liability:
Intangible assets	100,583	17,007

Total deferred tax liability-non-current	100,583	17,007